Financial instruments and risk management (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Bad Debt Expense	$ 0	$ 162,137
Working capital	(80,838,832)
Realized losses on derivative commodity contracts	(17,622,236)	(405,404)
Amount of net income estimated to decrease due to interest rate risk	(39,163,493)	(7,530,178)
Interest rate risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Amount of net income estimated to decrease due to interest rate risk	254,000
Financial assets, at fair value	43,421
Unrealized Gain	43,421	0
Notional amount	25,237,409
Commodity price risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity contracts fair value	20,381,180	4,521,383
Short term commodity contract liability	6,479,508	3,158,763
Long term commodity contract liability	13,901,672	1,362,620
Unrealized losses on derivative commodity contracts	15,859,796	0
Realized losses on derivative commodity contracts	17,622,236	$ 405,404
Gain loss on increase decrease in commodity prices	$ 4,200,000